RELATED PARTY TRANSACTIONS - Additional information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Related party	$ 98,460		$ 68,460	$ 9,960
Sponsor
RELATED PARTY TRANSACTIONS
Related party	98,460		68,460	9,960
Working capital loans | Sponsor
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party promissory note	380,000		582,457	157,000
Maximum loans convertible into warrants	$ 1,500,000		$ 1,500,000
Debt instrument convertible conversion price1	$ 1.00		$ 1.00
Convertible notes	$ 1,119,457		$ 739,457	157,000
Administrative support agreement | Sponsor
RELATED PARTY TRANSACTIONS
Expenses per month	10,000		10,000
Expenses incurred	30,000	$ 30,000	120,000	75,000
Related party	$ 93,600		63,600	5,100
Promissory note with related party | Sponsor
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party promissory note			400,000
Convertible notes			$ 0	$ 0